Non-Cash Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Non-Cash Expenses [Abstract]
NON-CASH EXPENSES

Note 8 — Non-Cash Expenses

The following table details the Company’s non-cash expenses included in the accompanying statements of operations:

	For the Three Months Ended March 31,
	2023	2022
Operating expenses:
Stock-based compensation	$337,601	$456,423
Depreciation & amortization	63,481	32,801
Subtotal	$401,082	$489,224

Other expense:
Amortization of debt discount	—	8,350
Subtotal	$—	$8,350
Total non-cash expenses	$401,082	$497,574

Note 11 — Non-Cash Expenses

The following table details the Company’s non-cash expenses included in the accompanying statements of operations:

	For the Years Ended December 31,
	2022	2021
Operating expenses:
Stock-based compensation	$1,663,911	$2,543,712
Depreciation & amortization	99,247	140,914
Subtotal	$1,763,158	$2,684,626

Other expense:
Amortization of debt discount	8,350	31,687
Subtotal	$8,350	$31,687
Total non-cash expenses	$1,771,508	$2,716,313